Summary of Significant Accounting Policies (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($) Supplier	Sep. 30, 2024 USD ($) Supplier	Mar. 31, 2025 USD ($)	Oct. 01, 2024 USD ($)	Oct. 01, 2024 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Total revenue percentage	10.00%
Number of suppliers accounted for major cost of revenue (in Supplier) | Supplier	1
Total cost of revenue percentage	10.00%
Number of suppliers accounted for accounts payable
Percentage accounts payable	10.00%		10.00%
Exchanges rates used for translation	7.8
Impairment losses on long-lived assets
Recognized revenue	$ 32,013,453		$ 14,875,233
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Deposited with financial institutions amount				$ 64,103	$ 500,000
Contract length	12 months
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Deposited with financial institutions amount				$ 102,564	$ 800,000
Contract length	24 months
Geographic Concentration Risk [Member] | Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Deposited with financial institutions amount	$ 1,886,341		$ 2,365,532